PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	$ 3,554.3	$ 3,562.5
Balance at the end of the year	3,413.5	3,554.3	$ 3,562.5
Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	8,312.1	7,878.8
Additions	552.7	601.8
Net change in additions financed with accounts payable	3.2	(4.4)
Reclassification to assets held for sale	(84.0)
Retirement, disposals and other	(279.2)	(164.1)
Balance at the end of the year	8,504.8	8,312.1	7,878.8
Accumulated depreciation and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(4,757.8)	(4,316.3)
Reclassification to assets held for sale	11.5
Depreciation	612.4	601.5
Retirement, disposals and other	267.4	160.0
Balance at the end of the year	(5,091.3)	(4,757.8)	(4,316.3)
Land, buildings and leasehold improvements
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	391.2
Balance at the end of the year	318.0	391.2
Land, buildings and leasehold improvements | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	612.9	573.6
Additions	20.0	35.9
Reclassification	2.1
Reclassification to assets held for sale	(84.0)
Retirement, disposals and other	(6.6)	3.4
Balance at the end of the year	544.4	612.9	573.6
Land, buildings and leasehold improvements | Accumulated depreciation and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(221.7)	(200.0)
Reclassification to assets held for sale	11.5
Depreciation	18.8	18.4
Retirement, disposals and other	2.6	(3.3)
Balance at the end of the year	(226.4)	(221.7)	(200.0)
Machinery and equipment
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	529.5
Balance at the end of the year	492.3	529.5
Machinery and equipment | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	1,751.2	1,663.6
Additions	151.4	145.5
Net change in additions financed with accounts payable	1.8	(2.0)
Reclassification	3.1	14.4
Retirement, disposals and other	(35.3)	(70.3)
Balance at the end of the year	1,872.2	1,751.2	1,663.6
Machinery and equipment | Accumulated depreciation and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(1,221.7)	(1,088.3)
Depreciation	191.8	199.1
Retirement, disposals and other	33.6	65.7
Balance at the end of the year	(1,379.9)	(1,221.7)	(1,088.3)
Telecommunication networks
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	2,587.4
Balance at the end of the year	2,512.2	2,587.4
Telecommunication networks | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	5,901.8	5,549.1
Additions	297.3	364.4
Net change in additions financed with accounts payable	(11.9)	(3.4)
Reclassification	41.5	90.1
Retirement, disposals and other	(231.5)	(98.4)
Balance at the end of the year	5,997.2	5,901.8	5,549.1
Telecommunication networks | Accumulated depreciation and impairment losses
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	(3,314.4)	(3,028.0)
Depreciation	401.8	384.0
Retirement, disposals and other	231.2	97.6
Balance at the end of the year	(3,485.0)	$ (3,314.4)	$ (3,028.0)
Telecommunication networks, component
Changes in the net carrying amount of property, plant and equipment
Estimated useful life of fixed assets		P5Y	P15Y
Increase in depreciation		$ 21.0
Projects under development
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	46.2
Balance at the end of the year	91.0	46.2
Projects under development | Cost
Changes in the net carrying amount of property, plant and equipment
Balance at the beginning of the year	46.2	92.5
Additions	84.0	56.0
Net change in additions financed with accounts payable	13.3	1.0
Reclassification	(46.7)	(104.5)
Retirement, disposals and other	(5.8)	1.2
Balance at the end of the year	$ 91.0	$ 46.2	$ 92.5